UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                    --------


                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                         PNC Bank, National Association
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2008

                   DATE OF REPORTING PERIOD: FEBRUARY 29, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 29, 2008
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      NUMBER OF        MARKET
                                                                        SHARES          VALUE
                                                                    -------------   -------------
COMMON STOCK - 83.7%

BANKS - 12.4%
Bank of America Corporation .....................................         200,000   $   7,948,000
JPMorgan Chase & Company ........................................          50,000       2,032,500
US Bancorp ......................................................         110,000       3,522,200
Wells Fargo & Company ...........................................          60,000       1,753,800
                                                                                    -------------
                                                                                       15,256,500
                                                                                    -------------
BASIC INDUSTRY - 2.5%
Dow Chemical Company ............................................          75,000       2,826,750
Packaging Corp of America .......................................          10,000         227,900
                                                                                    -------------
                                                                                        3,054,650
                                                                                    -------------
CONSUMER STAPLES - 11.3%
Altria Group, Inc. ..............................................         100,000       7,314,000
B&G Foods, Inc., Class A ........................................         100,000         994,000
B&G Foods, Inc. .................................................          41,000         728,160
Entercom Communications Corporation, Class A ....................         100,000       1,117,000
Gatehouse Media, Inc. ...........................................         145,000         909,150
Regal Entertainment Group, Class A ..............................         110,000       2,170,300
Reynolds American, Inc. .........................................          10,000         637,200
                                                                                    -------------
                                                                                       13,869,810
                                                                                    -------------
ENERGY - 11.3%
Baker Hughes, Inc. ..............................................          20,000       1,345,800
Calumet Specialty Products Partners LP (A) ......................           5,000         150,850
Duncan Energy Partners LP (A) ...................................          15,000         316,650
Energy Transfer Partners LP (A) .................................         100,000       4,792,000
Enterprise Products Partners LP (A) .............................          50,000       1,548,500
Exxon Mobil Corporation .........................................          40,000       3,480,400
Linn Energy LLC (A) .............................................           7,000         159,600
Sunoco Logistics Partners LP (A) ................................          40,000       2,140,000
                                                                                    -------------
                                                                                       13,933,800
                                                                                    -------------
FINANCIAL - 8.9%
AllianceBernstein Holding LP (A) ................................          83,800       5,199,790
American Capital Strategies Limited .............................          47,200       1,712,888
Apollo Investment Corporation * .................................         100,000       1,550,000
MCG Capital Corporation .........................................         100,000       1,200,000

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 29, 2008
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      NUMBER OF        MARKET
                                                                        SHARES          VALUE
                                                                    -------------   -------------
COMMON STOCK (CONTINUED)

FINANCIAL (CONTINUED)
Och-Ziff Capital Management Group LLC, Class A ..................          36,095   $     835,238
Star Asia Financial Limited + ...................................          50,000         462,500
                                                                                    -------------
                                                                                       10,960,416
                                                                                    -------------
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Brookdale Senior Living, Inc. ...................................          80,000       2,087,200
                                                                                    -------------
HEALTHCARE - 3.6%
Bristol-Myers Squibb Company ....................................          40,000         904,400
Pfizer, Inc. ....................................................         160,000       3,564,800
                                                                                    -------------
                                                                                        4,469,200
                                                                                    -------------
HOTELS, RESTAURANTS & LEISURE - 1.6%
Carnival Corporation ............................................          50,000       1,967,500
                                                                                    -------------
REAL ESTATE INVESTMENT TRUSTS - 9.2%
Alesco Financial, Inc. ..........................................         300,000         855,000
Annaly Capital Management, Inc. .................................         110,000       2,275,900
CapitalSource, Inc. .............................................         220,000       3,484,800
Deerfield Capital Corporation ...................................         125,000         811,250
iStar Financial, Inc. ...........................................          80,000       1,576,800
Liberty Property Trust ..........................................          60,000       1,782,600
MFA Mortgage Investments, Inc. ..................................          58,000         554,480
                                                                                    -------------
                                                                                       11,340,830
                                                                                    -------------
TELECOMMUNICATIONS - 8.4%
AT&T, Inc. ......................................................          80,000       2,786,400
Citizens Communications Company .................................         200,000       2,148,000
Consolidated Communications Holdings, Inc. ......................         110,824       1,596,974
Fairpoint Communications, Inc. ..................................         150,000       1,476,000
Windstream Corporation ..........................................         200,000       2,352,000
                                                                                    -------------
                                                                                       10,359,374
                                                                                    -------------
TRADING COMPANIES & DISTRIBUTORS - 2.5%
Aircastle Limited ...............................................         150,000       3,090,000
                                                                                    -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 29, 2008
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      NUMBER OF        MARKET
                                                                        SHARES          VALUE
                                                                    -------------   -------------
COMMON STOCK (CONTINUED)

TRANSPORTATION - 3.7%
FreeSeas Inc. ...................................................         126,949   $     647,440
General Maritime Corporation ....................................          75,000       1,765,500
K-Sea Transportation Partners LP (A) ............................          10,000         361,300
Paragon Shipping, Inc., Class A .................................          50,000         802,000
Teekay LNG Partners LP (A) ......................................          30,930         929,447
                                                                                    -------------
                                                                                        4,505,687
                                                                                    -------------
UTILITIES - 6.6%
AmeriGas Partners LP (A) ........................................          15,200         494,760
Kinder Morgan Energy Partners LP (A) ............................          45,000       2,585,700
ONEOK Partners LP (A) ...........................................          50,900       3,157,327
Southern Company ................................................          10,000         345,300
TEPPCO Partners LP (A) ..........................................          34,800       1,314,048
Transmontaigne Partners LP (A) ..................................           9,502         280,974
                                                                                    -------------
                                                                                        8,178,109
                                                                                    -------------
TOTAL COMMON STOCK (COST $120,261,155) ..........................                     103,073,076
                                                                                    =============
PREFERRED TERM SECURITIES + (C) - 10.5%

Alesco Preferred Funding VI, 12/23/37 ...........................           2,500         175,000
Alesco Preferred Funding IX, 06/23/36 ...........................           1,000         500,000
Alesco Preferred Funding X, 09/23/36 ............................           1,000         400,000
Alesco Preferred Funding XI, 12/23/36 ...........................           5,000         325,000
Alesco Preferred Funding XII, 07/15/37 ..........................           5,000         310,000
Alesco Preferred Funding XIII, 09/23/37 .........................           2,500         162,500
Alesco Preferred Funding XIV, 03/15/37 ..........................           5,000         275,000
Alesco Preferred Funding XVI, 03/23/38 ..........................           5,000         375,000
I-Preferred Term Securities IV, 06/24/34 ........................          10,000         750,000
Preferred Term Securities IV, 12/23/31 ..........................          20,000         650,000
Preferred Term Securities XIII, 09/23/37 ........................          10,000         660,500
Preferred Term Securities XIV, 06/24/34 .........................          20,000       1,315,000
Preferred Term Securities XV, 09/24/34 ..........................          20,000       1,619,600
Preferred Term Securities XVI, 03/23/35 .........................          10,000         766,400
Preferred Term Securities XVII, 09/23/35 ........................           6,000         385,380
Preferred Term Securities XVIII, 06/23/35 .......................          10,000         643,800

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 29, 2008
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      NUMBER OF        MARKET
                                                                       SHARES           VALUE
                                                                    -------------   -------------
PREFERRED TERM SECURITIES (CONTINUED)

Preferred Term Securities XIX, 12/22/35 .........................          10,000   $     650,500
Preferred Term Securities XX, 03/22/38 ..........................          10,000         640,700
Preferred Term Securities XXI, 03/22/38 .........................          10,000         707,600
Preferred Term Securities XXII, 03/22/37 ........................           1,000         375,000
Preferred Term Securities XXIII, 12/22/36 .......................           5,000         225,000
Preferred Term Securities XXIV, 03/22/37 ........................           5,000         399,900
Preferred Term Securities XXV, 06/22/37 .........................           5,000         413,200
Taberna Preferred Funding I Limited, 07/05/35 ...................           2,500           5,000
Taberna Preferred Funding II Limited, 06/30/35 ..................           5,000           5,000
Taberna Preferred Funding VI Limited, 12/05/36 ..................           5,000          25,000
Taberna Preferred Funding VII Limited, 02/05/37 .................           5,000          10,000
U.S. Capital Funding VI Limited Corporation, 07/10/43 ...........           5,000         150,000
                                                                                    -------------
TOTAL PREFERRED TERM SECURITIES (COST $18,427,666) ..............                      12,920,080
                                                                                    =============

CONVERTIBLE PREFERRED STOCK - 0.5%

FINANCIAL - 0.5%
ACE Limited, 7.800% .............................................          26,025         650,104
                                                                                    -------------

TOTAL CONVERTIBLE PREFERRED STOCK (COST $663,297) ...............                         650,104
                                                                                    =============

PREFERRED STOCK - 2.5%

FINANCIAL - 1.9%
Aspen Insurance Holdings Limited ................................          20,000       1,080,000
Solar Cayman Limited * + ........................................          80,000       1,217,600
                                                                                    -------------
                                                                                        2,297,600
                                                                                    -------------
REAL ESTATE INVESTMENT TRUSTS - 0.6%
FelCor Lodging Trust, Inc. ......................................          40,000         804,000
                                                                                    -------------

TOTAL PREFERRED STOCK (COST $3,346,490) .........................                       3,101,600
                                                                                    =============

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 29, 2008
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      PRINCIPAL        MARKET
                                                                       AMOUNT           VALUE
                                                                    -------------   -------------
CORPORATE NOTES/BONDS - 46.2%

AUTOMOBILES - 1.4%
Lear Corporation, Series B
   8.750%, 12/01/16 .............................................   $     885,000   $     767,738
TRW Automotive, Inc. +
   7.250%, 03/15/17 .............................................       1,000,000         915,000
                                                                                    -------------
                                                                                        1,682,738
                                                                                    -------------
AUTOMOTIVE - 0.8%
Autonation, Inc.
   7.000%, 04/15/14 .............................................       1,000,000         920,000
                                                                                    -------------

BASIC INDUSTRY - 2.9%
Abitibi-Consolidated, Inc.
   8.550%, 08/01/10 .............................................         615,000         346,706
Blount, Inc.
   8.875%, 08/01/12 .............................................         750,000         733,125
Bowater Canada Finance Corporation
   7.950%, 11/15/11 .............................................         615,000         405,900
H&E Equipment Services, Inc.
   8.375%, 07/15/16 .............................................       1,175,000         981,125
Trimas Corporation
   9.875%, 06/15/12 .............................................       1,272,000       1,162,290
                                                                                    -------------
                                                                                        3,629,146
                                                                                    -------------
BROADCASTING & CABLE - 1.1%
Allbritton Communications Company
   7.750%, 12/15/12 .............................................       1,315,000       1,315,000
                                                                                    -------------

BUILDING MATERIALS - 1.6%
Gibraltar Industries, Inc.
   8.000%, 12/01/15 .............................................       1,340,000       1,118,900
WII Components, Inc.
   10.000%, 02/15/12 ............................................       1,000,000         855,000
                                                                                    -------------
                                                                                        1,973,900
                                                                                    -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 29, 2008
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      PRINCIPAL        MARKET
                                                                        AMOUNT          VALUE
                                                                    -------------   -------------
CORPORATE NOTES/BONDS (CONTINUED)

CABLE TELEVISION - 3.8%
CSC Holdings, Inc.
   7.875%, 02/15/18 .............................................   $   1,285,000   $   1,191,837
DIRECTV Holdings LLC
   6.375%, 06/15/15 .............................................         750,000         699,375
Echostar DBS Corporation
   6.625%, 10/01/14 .............................................       1,000,000         965,000
Mediacom Broadband LLC
   8.500%, 10/15/15 .............................................       1,250,000         993,750
Quebecor Media, Inc.
   7.750%, 03/15/16 .............................................         895,000         825,638
                                                                                    -------------
                                                                                        4,675,600
                                                                                    -------------
CHEMICALS - 3.9%
Chemtura Corporation
   6.875%, 06/01/16 .............................................       1,000,000         910,000
Ineos Group Holdings +
   8.500%, 02/15/16 .............................................       1,020,000         770,100
Momentive Performance Materials, Inc.
   9.750%, 12/01/14 .............................................       1,000,000         900,000
Nova Chemicals Corporation
   7.863%, 11/15/13 .............................................       1,300,000       1,111,500
Tronox Worldwide LLC
   9.500%, 12/01/12 .............................................       1,285,000       1,134,013
                                                                                    -------------
                                                                                        4,825,613
                                                                                    -------------
CONSUMER PRODUCTS - 1.3%
Hanesbrands, Inc.
   8.204%, 12/15/14 .............................................       1,025,000         907,125
Levi Strauss & Company
   9.750%, 01/15/15 .............................................         675,000         673,313
                                                                                    -------------
                                                                                        1,580,438
                                                                                    -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.8%
Flextronics International Limited
   6.500%, 05/15/13 .............................................         885,000         851,812

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 29, 2008
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      PRINCIPAL         MARKET
                                                                        AMOUNT          VALUE
                                                                    -------------   -------------
CORPORATE NOTES/BONDS (CONTINUED)

ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
Superior Essex Communications LLC
   9.000%, 04/15/12 .............................................   $   1,450,000   $   1,399,250
                                                                                    -------------
                                                                                        2,251,062
                                                                                    -------------

ENERGY - 3.7%
Cie Generale de Geophysique
   7.750%, 05/15/17 .............................................       1,000,000       1,012,500
Cimarex Energy Company
   7.125%, 05/01/17 .............................................         650,000         640,250
Complete Production Services, Inc.
   8.000%, 12/15/16 .............................................         780,000         753,675
Copano Energy LLC
   8.125%, 03/01/16 .............................................         935,000         958,375
Pioneer Natural Resources Company
   6.650%, 03/15/17 .............................................       1,000,000         963,809
Range Resources Corporation
   7.500%, 05/15/16 .............................................         250,000         259,375
                                                                                    -------------
                                                                                        4,587,984
                                                                                    -------------

FINANCIAL - 2.3%
Ford Motor Credit Company LLC
   7.000%, 10/01/13 .............................................       1,950,000       1,601,857
GMAC LLC
   7.000%, 02/01/12 .............................................       1,470,000       1,186,807
                                                                                    -------------
                                                                                        2,788,664
                                                                                    -------------

GAMING - 2.4%
Boyd Gaming Corporation
   7.125%, 02/01/16 .............................................       1,100,000         902,000
MTR Gaming Group, Inc., Series B
   9.750%, 04/01/10 .............................................         520,000         507,000
MTR Gaming Group, Inc.
   9.000%, 06/01/12 .............................................         700,000         619,500
Seneca Gaming Corporation
   7.250%, 05/01/12 .............................................       1,000,000         960,000
                                                                                    -------------
                                                                                        2,988,500
                                                                                    -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 29, 2008
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      PRINCIPAL         MARKET
                                                                        AMOUNT          VALUE
                                                                    -------------   -------------
CORPORATE NOTES/BONDS (CONTINUED)

HEALTHCARE - 3.7%
Bio-Rad Laboratories, Inc.
   7.500%, 08/15/13 .............................................     $ 1,000,000   $   1,012,500
Hanger Orthopedic Group, Inc.
   10.250%, 06/01/14 ............................................       1,000,000       1,012,500
HCA Inc. +
   9.125%, 11/15/14 .............................................       1,000,000       1,022,500
Iasis Healthcare Corporation
   8.750%, 06/15/14 .............................................       1,000,000         992,500
Omnicare, Inc.
   6.875%, 12/15/15 .............................................         650,000         570,375
                                                                                    -------------
                                                                                        4,610,375
                                                                                    -------------

METALS & MINING - 1.6%
Freeport-McMoRan Copper & Gold Inc.
   8.375%, 04/01/17 .............................................       1,000,000       1,062,500
Steel Dynamics, Inc.
   6.750%, 04/01/15 .............................................         945,000         928,463
                                                                                    -------------
                                                                                        1,990,963
                                                                                    -------------

PAPER & FOREST PRODUCTS - 2.3%
P H Glatfelter
   7.125%, 05/01/16 .............................................       1,190,000       1,187,025
U.S. Corrugated
   0.000%, 06/01/13 .............................................       1,000,000         770,000
Verso Paper Holdings LLC
   11.375%, 08/01/16 ............................................       1,000,000         910,000
                                                                                    -------------
                                                                                        2,867,025
                                                                                    -------------

PUBLISHING - 0.5%
Idearc, Inc.
   8.000%, 11/15/16 .............................................       1,075,000         639,625
                                                                                    -------------

REAL ESTATE MANAGEMENT - 1.2%
Corrections Corp of America
   7.500%, 05/01/11 .............................................         100,000         102,500

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 29, 2008
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      PRINCIPAL         MARKET
                                                                        AMOUNT          VALUE
                                                                    -------------   -------------
CORPORATE NOTES/BONDS (CONTINUED)

REAL ESTATE MANAGEMENT (CONTINUED)
Geo Group, Inc.
   8.250%, 07/15/13 .............................................   $   1,340,000   $   1,351,725
                                                                                    -------------
                                                                                        1,454,225
                                                                                    -------------

RETAIL - 2.0%
Brown Shoe Company, Inc.
   8.750%, 05/01/12 .............................................         800,000         804,000
Couche-Tard US LP
   7.500%, 12/15/13 .............................................         400,000         400,000
Sonic Automotive, Inc., Series B
   8.625%, 08/15/13 .............................................       1,390,000       1,301,387
                                                                                    -------------
                                                                                        2,505,387
                                                                                    -------------

SERVICES - 3.7%
Allied Security Escrow Corporation
   11.375%, 07/15/11 ............................................       1,015,000         895,737
ARAMARK Corporation
   8.500%, 02/01/15 .............................................       1,000,000         990,000
Buhrmann US, Inc.
   8.250%, 07/01/14 .............................................         620,000         592,100
KAR Holdings, Inc. +
   8.750%, 05/01/14 .............................................       1,270,000       1,143,000
Lamar Media Corporation
   6.625%, 08/15/15 .............................................       1,000,000         920,000
                                                                                    -------------
                                                                                        4,540,837
                                                                                    -------------

TELECOMMUNICATIONS - 1.5%
Cincinnati Bell, Inc.
   8.375%, 01/15/14 .............................................         960,000         926,400
Hughes Network Systems LLC
   9.500%, 04/15/14 .............................................         855,000         857,137
                                                                                    -------------
                                                                                        1,783,537
                                                                                    -------------

TRANSPORTATION - 0.4%
Stena AB
   7.500%, 11/01/13 .............................................         550,000         543,813
                                                                                    -------------

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 29, 2008
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                      PRINCIPAL         MARKET
                                                                        AMOUNT          VALUE
                                                                    -------------   -------------
CORPORATE NOTES/BONDS (CONTINUED)

UTILITIES - 2.3%
Edison Mission Energy
   7.000%, 05/15/17 .............................................   $     650,000   $     641,875
Elwood Energy LLC
   8.159%, 07/05/26 .............................................         959,946         958,321
NSG Holdings LLC +
   7.750%, 12/15/25 .............................................       1,200,000       1,168,500
                                                                                    -------------
                                                                                        2,768,696
                                                                                    -------------
TOTAL CORPORATE NOTES/BONDS (COST $61,178,446) ..................                      56,923,128
                                                                                    =============

                                                                     NUMBER OF
                                                                       SHARES
                                                                    -------------
CASH EQUIVALENTS - 0.7%

SEI Daily Income Trust, Prime Obligations Fund, Class A
   Shares, 3.590% (B) ...........................................         782,152         782,152
                                                                                    -------------

TOTAL CASH EQUIVALENTS (COST $782,152) ..........................                         782,152
                                                                                    =============

TOTAL INVESTMENTS - 144.1% (COST $204,659,206) ** ...............                     177,450,140
                                                                                    =============

COVERED CALL OPTIONS WRITTEN - (0.9)%

                                                                       WRITTEN
                                                                      CONTRACTS
                                                                    -------------
American Capital Strategies Limited, Expires: 03/22/08,
   Strike Price: $35 ............................................            (310)        (46,500)
Annaly Capital Management Inc., Expires: 04/19/08, Strike
   Price: $20 ...................................................          (1,000)       (145,000)
AT&T, Inc., Expires: 04/19/08, Strike Price: $38 ................            (800)        (51,200)
Baker Hughes, Inc., Expires: 03/22/08, Strike Price: $70 ........            (100)        (11,500)
Baker Hughes, Inc., Expires: 04/19/08, Strike Price: $80 ........            (100)         (4,000)

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 29, 2008
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

COVERED CALL OPTIONS WRITTEN (CONTINUED)

                                                                       WRITTEN          MARKET
                                                                      CONTRACTS          VALUE
                                                                    -------------   -------------
Bank of America Corporation, Expires: 03/22/08, Strike
   Price: $45 ...................................................            (500)  $      (3,500)
Bank of America Corporation, Expires: 03/22/08, Strike
   Price: $43 ...................................................            (500)        (17,500)
Bank of America Corporation, Expires: 04/19/08, Strike
   Price: $45 ...................................................          (1,000)        (52,500)
Bristol-Myers Squibb Company, Expires: 03/22/08, Strike
   Price: $25 ...................................................            (100)         (1,000)
Brookdale Senior Living, Inc., Expires: 04/19/08, Strike
   Price: $25 ...................................................            (400)        (76,000)
CapitalSource, Inc., Expires: 03/22/08, Strike Price: $18 .......            (700)        (14,000)
CapitalSource, Inc., Expires: 04/19/08, Strike Price: $18 .......          (1,500)        (67,500)
Carnival Corporation, Expires: 03/22/08, Strike Price: $43 ......            (500)        (15,000)
Dow Chemical Company, Expires: 03/22/08, Strike
   Price: $40 ...................................................            (750)        (22,500)
iStar Financial, Inc., Expires: 03/22/08, Strike Price: $25 .....            (800)         (8,000)
JPMorgan Chase & Company, Expires: 03/22/08, Strike
   Price: $45 ...................................................            (250)        (11,250)
JPMorgan Chase & Company, Expires: 04/19/08, Strike
   Price: $45 ...................................................            (250)        (32,500)
MFA Mortgage Investments, Inc., Expires: 04/19/08, Strike
   Price: $10 ...................................................            (380)        (15,200)
Och-Ziff Capital Management Group LLC, Expires:
   06/21/08, Strike Price: $25 ..................................            (360)        (48,600)
Packaging Corp of America, Expires: 03/22/08, Strike
   Price: $25 ...................................................            (100)         (2,000)
Paragon Shipping, Inc., Expires: 03/22/08, Strike Price: $20 ....            (500)         (7,500)
Pfizer Inc., Expires: 03/22/08, Strike Price: $23 ...............            (100)         (4,000)
PHLX Bank Index, Expires: 03/22/08, Strike Price: $90 ...........            (500)        (42,500)
Regal Entertainment Group, Expires: 04/19/08, Strike
   Price: $20 ...................................................          (1,100)        (57,750)
Reynolds American, Inc., Expires: 03/22/08, Strike
   Price: $65 ...................................................            (100)         (5,000)
S&P 500 Index, Expires: 03/22/08, Strike Price: $1,400 ..........            (300)       (195,000)
Southern Company, Expires: 05/17/08, Strike Price: $40 ..........            (100)         (1,000)
Sunoco Logistics Partners LP, Expires: 03/22/08, Strike
   Price: $55 ...................................................            (400)        (14,000)
US Bancorp, Expires: 03/22/08, Strike Price: $33                             (500)        (37,500)
Wells Fargo & Company, Expires: 03/22/08, Strike
   Price: $30 ...................................................            (600)        (54,000)
                                                                                    -------------
TOTAL COVERED CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED $1,808,366) ...............................                      (1,063,500)
                                                                                    -------------

OTHER LIABILITIES IN EXCESS OF ASSETS - (43.2)% +++ .............                     (53,203,809)
                                                                                    -------------
NET ASSETS - 100.0% .............................................                   $ 123,182,831
                                                                                    =============

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 29, 2008
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

* NON-INCOME PRODUCING SECURITY.

** AT FEBRUARY 29, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $204,659,206, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,208,789 AND $(32,417,855), RESPECTIVELY.

+++ AS OF FEBRUARY 29, 2008, $55,000,000 OF COMMERCIAL PAPER WAS OUTSTANDING WITH AN AMORTIZED COST OF $54,997,611. THE AVERAGE DISCOUNT RATE OF COMMERCIAL PAPER OUTSTANDING AT FEBRUARY 29, 2008, WAS 5.07%. THE AVERAGE DAILY BALANCE OF COMMERCIAL PAPER OUTSTANDING FOR THE QUARTER ENDED FEBRUARY 29, 2008 WAS $54,717,443 AT A WEIGHTED AVERAGE DISCOUNT RATE OF 5.07%. THE MAXIMUM FACE AMOUNT OF COMMERCIAL PAPER OUTSTANDING AT ANYTIME DURING THE QUARTER ENDED FEBRUARY 29, 2008, WAS $55,000,000. IN CONJUNCTION WITH THE ISSUANCE OF THE COMMERCIAL PAPER, THE FUND HAS ENTERED ONTO A LINE OF CREDIT ARRANGEMENT WITH A BANK FOR $30,000,000. INTEREST ON BORROWING IS BASED ON MARKET RATES IN EFFECT AT THE TIME OF BORROWING. THE COMMITMENT FEE IS COMPUTED AT THE RATE OF 0.30% PER ANNUM ON THE UNUSED BALANCE. THERE WERE NO BORROWINGS UNDER THIS ARRANGEMENT DURING THE QUARTER ENDED FEBRUARY 28, 2008.

+ SECURITIES ARE EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. AT FEBRUARY 29, 2008, THESE SECURITIES AMOUNTED TO $19,619,280 OR 15.9% OF NET ASSETS.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIPS. AT FEBRUARY 29, 2008, THESE SECURITIES AMOUNTED TO $23,430,946 OR 19.0% OF NET ASSETS.

(B)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF FEBRUARY
      29, 2008.

(C) SECURITIES CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF FEBRUARY 29, 2008 WAS $12,920,080 OR 10.5% OF NET ASSETS.

LLC   LIMITED LIABILITY COMPANY
LP    LIMITED PARTNERSHIP

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 29, 2008
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), IS EFFECTIVE FOR THE FUND'S FINANCIAL STATEMENTS ISSUED AFTER DECEMBER 1, 2007. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUND WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUS MARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:

      o     LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS

      o LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)

      o LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUND TO MEASURE FAIR VALUE IN ACCORDANCE WITH FAS 157 DURING THE THREE MONTHS ENDED FEBRUARY 29, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF FEBRUARY 29, 2008 IN VALUING THE FUND'S INVESTMENTS IN ACCORDANCE WITH FAS 157 CARRIED AT VALUE:

                                                  INVESTMENTS IN   OTHER FINANCIAL
               VALUATION INPUTS                     SECURITIES       INSTRUMENTS*
-----------------------------------------------   --------------------------------
LEVEL 1 - QUOTED PRICES                           $  105,689,495    $ (1,063,500)
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS         57,156,865              --
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS             14,603,780              --
                                                  --------------    ------------
                  TOTAL                           $  177,450,140    $ (1,063,500)
                                                  ==============    ============

* OTHER FINANCIAL INSTRUMENTS ARE DERIVATIVE INSTRUMENTS NOT REFLECTIVE IN THE PORTFOLIO OF INVESTMENTS, SUCH AS FUTURES, FORWARDS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON THE INSTRUMENT.

CHARTWELL DIVIDEND & INCOME FUND, INC.                         FEBRUARY 29, 2008
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

THE FOLLOWING IS A RECONCILIATION OF THE INVESTMENTS IN WHICH SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) WERE USED IN DETERMINING VALUE:

                                                                 INVESTMENTS IN
                                                                   SECURITIES
                                                                 ---------------

BEGINNING BALANCE AS OF 11/30/07                                 $   17,320,680
CHANGE IN UNREALIZED
   APPRECIATION/(DEPRECIATION)                                       (1,728,938)
NET PURCHASE/(SALES)                                                   (211,862)
NET TRANSFERS IN/AND OR OUT OF LEVEL 3                                 (776,100)
                                                                 --------------
ENDING BALANCE AS OF 2/29/08                                     $   14,603,780
                                                                 ==============

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND
   OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          Chartwell Dividend and Income Fund, Inc.


By (Signature and Title)*             /s/ Winthrop S. Jessup
                                      ----------------------------------------
                                      Winthrop S. Jessup, President
                                      (Principal Executive Officer)


Date April 24, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ Winthrop S. Jessup
                                      ----------------------------------------
                                      Winthrop S. Jessup, President
                                      (Principal Executive Officer)


Date April 24, 2008


By (Signature and Title)*             /s/ G. Gregory Hagar
                                      ----------------------------------------
                                      G. Gregory Hagar, Vice President and CFO
                                      (Principal Financial Officer)


Date April 24, 2008

* Print the name and title of each signing officer under his or her signature.